Annual Total Returns - Fidelity Freedom Blend 2040 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-04 - Fidelity Freedom Blend 2040 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2040 Fund- Class Z6
Bar Chart Table:
Annual Return 2019	26.72%
Annual Return 2020	18.01%